CONCENTRATION OF CUSTOMERS	12 Months Ended
Dec. 31, 2020
CONCENTRATION OF CUSTOMERS [abstract]
Disclosure of concentration of customers

37.      CONCENTRATION OF CUSTOMERS

A substantial portion of the Group's oil and gas commodities sales to third-party customers is made to a small number of customers on credit. Details of the gross sales to these top five third party customers are as follows:

	2018	2019	2020

China Petroleum & Chemical Corporation*	13,329	19,126	7,585
Castle Peak Power Station	740	1,476	4,471
BP p.l.c.	3,232	2,807	2,832
Phillips 66	4,440	5,197	2,643
PetroChina Company Limited*	15,841	6,964	2,373

*       These transactions are with other state-owned enterprises.